UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1.  Schedule of Investments.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2013 (Unaudited)

AF		Security
AF	Shares	Description			Value
Common Stock (a) - 101.2%
Consumer Discretionary - 32.2%
	2,854	AutoZone, Inc. (b)			$1,280,247
	16,774	Bed Bath & Beyond, Inc. (b)			1,282,708
	110,919	Best Buy Co., Inc.			3,337,553
	21,290	Coach, Inc.			1,131,138
	21,555	Delphi Automotive PLC			1,157,934
	19,401	DIRECTV (b)			1,227,501
	28,577	GameStop Corp., Class A			1,401,988
	47,778	Gannett Co., Inc.			1,230,761
	24,330	L Brands, Inc.			1,356,884
	19,255	Omnicom Group, Inc.			1,237,519
	7,001	Ralph Lauren Corp.			1,274,602
	18,402	Ross Stores, Inc.			1,241,583
	17,798	Scripps Networks Interactive, Inc., Class A			1,259,564
	18,964	Time Warner, Inc.			1,180,699
	17,905	Viacom, Inc., Class B			1,302,947
					20,903,628
Consumer Staples - 9.2%
	34,085	Altria Group, Inc.			1,195,020
	4,574	Crimson Wine Group, Ltd. (b)			41,166
	26,048	Dr. Pepper Snapple Group, Inc.			1,217,483
	27,389	Lorillard, Inc.			1,164,854
	38,365	Mondelez International, Inc., Class A			1,199,674
	23,697	Reynolds American, Inc.			1,171,343
					5,989,540
Energy - 4.0%
	29,842	HollyFrontier Corp.			1,359,303
	17,268	Marathon Petroleum Corp.			1,266,263
					2,625,566
Financial - 3.7%
	45,639	Leucadia National Corp.			1,224,494
	36,265	The NASDAQ OMX Group, Inc.			1,174,986
					2,399,480
Healthcare - 13.6%
	34,511	Abbott Laboratories			1,264,138
	19,225	Aetna, Inc.			1,233,668
	22,016	AmerisourceBergen Corp.			1,282,872
	14,427	Humana, Inc.			1,316,608
	10,530	McKesson Corp.			1,291,610
	23,324	Medtronic, Inc.			1,288,418
	20,058	Quest Diagnostics, Inc.			1,169,582
					8,846,896
Industrials - 14.3%
	21,685	Emerson Electric Co.			1,330,808
	24,843	Joy Global, Inc.			1,229,729
	14,076	L-3 Communications Holdings, Inc.			1,311,179
	11,313	Lockheed Martin Corp.			1,358,918
	14,638	Northrop Grumman Corp.			1,347,574
	83,661	Pitney Bowes, Inc.			1,381,243
	18,472	Raytheon Co.			1,327,029
					9,286,480
Information Technology - 22.1%
	15,497	Accenture PLC, Class A			1,143,834
	12,245	Apple, Inc.			5,540,862
	43,009	CA, Inc.			1,279,088
	51,152	EMC Corp.			1,337,625
	40,155	Oracle Corp.			1,299,014
	86,248	SAIC, Inc.			1,318,732
	26,737	Seagate Technology PLC			1,093,811
	49,393	Symantec Corp.			1,317,805
					14,330,771
Materials - 2.1%
	7,049	CF Industries Holdings, Inc.			1,381,674
Total Common Stock
(Cost $52,576,867)					65,764,035

		Security	Strike	Exp.
	Contracts	Description	Price	Date	Value
Purchased Options - 0.2%
Put Options Purchased - 0.2%
	100	S&P 500 Index	$1,565.00	08/13	500
	50	S&P 500 Index	1,575.00	08/13	7,000
	50	S&P 500 Index	1,515.00	08/13	2,250
	50	S&P 500 Index	1,635.00	09/13	45,500
	50	S&P 500 Index	1,625.00	09/13	67,000
	100	S&P 500 Index	1,500.00	09/13	28,000
Total Put Options Purchased
(Premiums Paid $700,215)					150,250
Total Purchased Options
(Premiums Paid $700,215)					150,250
Total Investments in Securities - 101.4%
(Cost $53,277,082)*					$65,914,285

Written Options - (1.4)%
Call Options Written - (1.4)%
	(100)	S&P 500 Index	1,665.00	08/13	(274,000)
	(130)	S&P 500 Index	1,655.00	08/13	(508,950)
	(100)	S&P 500 Index	1,715.00	09/13	(96,000)
Total Call Options Written
(Premiums Received $(286,548))					(878,950)
Total Written Options - (1.4)%
(Premiums Received $(286,548))*					$(878,950)
Other Assets & Liabilities, Net – 0.0%					(15,668)
Net Assets – 100.0%					$65,019,667

PLC	Public Limited Company
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,537,149
Gross Unrealized Depreciation	(1,492,348)
Net Unrealized Appreciation	$12,044,801

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of July 31, 2013.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$65,914,285	$(878,950)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,914,285	$(878,950)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of  this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1 and Level 2 for the period ended July 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2013 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 13.3%
Drugs/Pharmaceutical Preparations - 2.2%
9,000	Auxilium Pharmaceuticals, Inc. (a)	$165,240

Financials - 2.7%
10,000	KKR & Co. L.P.	204,500

Industrials - 2.9%
46,743	Casella Waste Systems, Inc. (a)	222,964

Medical Products - 3.5%
20,300	Accuray Incorporated (a)	126,063
6,000	Hologic, Inc. (a)	136,200
		262,263
Technology - 2.0%
7,184	Omnicell, Inc. (a)	151,583
Total Common Stock
(Cost $803,301)		1,006,550

Total Investments - 13.3%
(Cost $803,301)*		$1,006,550
Other Assets & Liabilities, Net – 86.7%		6,549,056
Net Assets – 100.0%		$7,555,606

L.P.	Limited Partnership
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$203,249
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$203,249

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$1,006,550
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$1,006,550

The Level 1 value displayed in the Investments in Securities column of this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended July 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a)   The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 22, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 22, 2013